UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08014
Utilities Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Utilities Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value
Auto and Parts — 2.4%
Adesa, Inc. (1)	800,000	$13,144,000
		$13,144,000

Broadcasting and Cable — 0.0%
Antena 3 Television SA (1) (2)	845	50,292
Ovation, Inc. (1) (3) (4)	18,040	0
		$50,292

Electric Utilities — 27.0%
ALLETE, Inc.	316,666	10,291,645
Alliant Energy Corp.	100,000	2,488,000
Edison International	600,000	15,906,000
Enel SPA (2)	200,000	1,633,389
Energy East Corp.	560,000	14,100,800
Entergy Corp.	305,000	18,486,050
Exelon Corp.	461,250	16,923,262
Fortis, Inc. (2)	50,000	2,419,896
Fortum Oyj (2)	450,000	6,303,477
FPL Group, Inc.	50,000	3,416,000
National Grid Transco PLC (2)	563,810	4,767,575
Northeast Utilities	100,000	1,939,000
NSTAR	100,000	4,910,000
Pepco Holdings, Inc.	250,000	4,975,000
PPL Corp.	130,000	6,133,400
Public Power Corp. (2)	65,000	1,615,096
Scottish and Southern Energy PLC (2)	500,000	7,057,489
TECO Energy, Inc.	100,000	1,353,000
Terna SPA (1) (2)	1,000,000	2,378,430
TXU Corp.	225,000	10,782,000
Westar Energy, Inc.	181,500	3,666,300
Wisconsin Energy Corp.	100,000	3,190,000
		$144,735,809

Engineering and Construction — 1.0%
Bouygues SA (2)	150,000	5,641,917
		$5,641,917

Gas Utilities — 6.6%
AGL Resources, Inc.	130,000	$4,000,100
Equitable Resources, Inc.	210,000	11,405,100
Kinder Morgan, Inc.	75,000	4,711,500
ONEOK, Inc.	272,600	7,093,052
Questar Corp.	70,000	3,207,400
Williams Co., Inc. (The)	400,000	4,840,000
		$35,257,152

Integrated Oil — 8.9%
BP PLC ADR (2)	175,000	10,067,750
ChevronTexaco Corp.	200,000	10,728,000
ConocoPhillips	115,000	9,527,750
Exxon Mobil Corp.	150,000	7,249,500
Total SA ADR (2)	100,000	10,217,000
		$47,790,000

Oil and Gas - Equipment and Services — 1.0%
Marathon Oil Corp.	125,000	5,160,000
		$5,160,000

Oil and Gas - Exploration and Production — 2.5%
Nexen, Inc. (2)	75,000	3,134,250
Occidental Petroleum Corp.	120,000	6,711,600
Talisman Energy, Inc. (2)	135,000	3,496,500
		$13,342,350

Publishing — 1.4%
PagesJaunes SA (1) (2)	225,000	4,323,091
Pearson PLC (2)	200,000	2,142,200
Pearson PLC ADR (2)	75,000	812,250
		$7,277,541

Telecommunications Services — 5.0%
Alltel Corp.	50,000	2,745,500
Belgacom SA (1) (2)	100,000	3,581,928
Elisa Oyj (1) (2)	130,000	1,719,549
Telecom Italia SPA (2)	3,200,000	7,352,787
Telekom Austria AG (2)	254,598	3,571,693
Telenor ASA (2)	1,000,000	7,630,206
		$26,601,663

Telephone Utilities — 17.4%
BCE, Inc. (2)	525,400	$11,374,910
BellSouth Corp.	575,000	15,594,000
CenturyTel, Inc.	150,000	5,136,000
Chunghwa Telecom Co., Ltd. ADR (2)	154,800	2,726,028
Citizens Communications Co.	600,000	8,034,000
SBC Communications, Inc.	575,000	14,921,250
TDC A/S (2)	335,600	11,868,724
Telefonos de Mexico SA de CV (Telmex) ADR (2)	250,000	8,067,500
Verizon Communications, Inc.	395,000	15,555,100
		$93,277,512

Utilities - Electrical and Gas — 16.7%
Centrica PLC (2)	900,000	4,094,192
Dominion Resources, Inc.	125,000	8,156,250
E.ON AG (2)	155,000	11,452,390
FirstEnergy Corp.	250,000	10,270,000
MDU Resources Group, Inc.	313,350	8,250,505
NiSource, Inc.	83,000	1,743,830
NRG Energy, Inc. (1)	240,000	6,465,600
PG&E Corp. (1)	575,000	17,480,000
RWE AG (2)	160,000	7,657,206
Scottish Power PLC (2)	754,290	5,769,636
Sempra Energy	220,000	7,961,800
		$89,301,409

Water Utilities — 3.2%
Aqua America, Inc.	325,000	7,185,750
California Water Service Group	50,000	1,468,500
Kelda Group PLC (2)	200,000	1,938,910
United Utilities PLC (2)	630,207	6,335,561
		$16,928,721

Wireless Telecommunications Services — 1.3%
Centennial Communications Corp. (1)	126,200	742,056
TELUS Corp. (2)	200,000	3,846,000
Western Wireless Corp. (1)	100,000	2,571,000
		$7,159,056

Total Common Stocks (identified cost $405,387,531)		$505,667,422

Convertible Preferred Stocks — 4.9%

Security	Shares	Value
Electric Utilities — 1.6%
FPL Group, Inc.	150,000	$8,535,000
		$8,535,000

Gas Utilities — 1.0%
KeySpan Corp.	100,000	5,300,000
		$5,300,000

Telecommunications Services — 0.9%
Alltel Corp.	100,000	5,176,000
		$5,176,000

Utilities - Electrical and Gas — 1.4%
Cinergy Corp.	120,000	7,327,200
Reliant Resources, Inc. (1) (5)	100,000	129,125
		$7,456,325

Total Convertible Preferred Stocks (identified cost $23,603,200)		$26,467,325

Preferred Stocks — 0.4%

Security	Shares	Value
Broadcasting and Cable — 0.0%
Ovation, Inc. (PIK) (3) (4)	807	0
		$0

Oil and Gas - Equipment and Services — 0.4%
Williams Holdings of Delaware (5)	29,400	2,087,400
		$2,087,400

Total Preferred Stocks (identified cost $5,065,224)		$2,087,400

Short-Term Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value

Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	1,907	$1,907,000

Total Short-Term Investments (at amortized cost, $1,907,000)		$1,907,000

Total Investments — 100.1% (identified cost $435,962,955)		$536,129,147

Other Assets, Less Liabilities — (0.1)%		$(653,157)

Net Assets — 100.0%		$535,475,990

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind.

(1)		Non-income producing security.

(2)		Foreign security.

(3)		Priced by adviser.

(4)		Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $2,216,525 or 0.4% of the Portfolio’s net assets.

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$435,962,955
Gross unrealized appreciation	$107,345,945
Gross unrealized depreciation	(7,179,753)
Net unrealized appreciation	$100,166,192

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 17, 2004